UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 90.5%

	Arizona – 4.1%

$1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	$1,784,012

1,045	Maricopa County School District 31 Balsz, Arizona, General Obligation Bonds, School Improvement Project 2011 Series 2012, 2.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,067,896

5,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009A, 1.250%, 6/01/34 (Mandatory put 6/01/14)	No Opt. Call	Baa1	5,006,650

5,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	5,823,850

	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
200	3.000%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	AA+	206,568
130	3.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	AA+	134,675
300	3.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	AA+	312,108

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A	816,584
14,010	Total Arizona			15,152,343
	Arkansas – 0.9%

2,750	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+	3,210,185
	California – 6.3%

870	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2011, 4.000%, 7/01/13	No Opt. Call	BBB+	880,431

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, USA Waste Serviices Inc., Refunding Series 1998A, 2.625%, 6/01/18 (Mandatory put 6/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	1,033,940

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A2	2,533,619

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A2	3,262,170

2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A	2,747,975

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Mandatory put 3/01/15)	No Opt. Call	A	2,615,150

3,750	Long Beach Community College District, California, General Obligation Bonds, Series 2010A, 9.850%, 1/15/13	No Opt. Call	Aa2	3,910,200

500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+	581,340

	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A:
200	2.000%, 9/02/13 – AGM Insured	No Opt. Call	AA–	200,766
400	3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA–	409,220

1,400	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 4.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,433,264

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A	1,092,670

	West Kern Water District, California, Certificates of Participation, Series 2011:
350	3.000%, 6/01/13	No Opt. Call	AA–	355,817
630	3.000%, 6/01/14	No Opt. Call	AA–	649,706
860	3.000%, 6/01/15	No Opt. Call	AA–	896,937
600	3.000%, 6/01/16	No Opt. Call	AA–	629,688
21,875	Total California			23,232,893

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 3.8%

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012:
$210	2.000%, 7/15/14	No Opt. Call	A	$212,186
175	2.250%, 7/15/17	No Opt. Call	A	175,392

3,345	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	AA	3,755,900

2,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	2,590,752

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/13	No Opt. Call	BBB	1,027,960

1,010	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.000%, 5/15/13 – AGM Insured	No Opt. Call	AA–	1,043,269

	Colorado Health Facilities Authority, Revenue Bonds, National Jewish Medical and Research Center, Series 2012:
300	3.000%, 1/01/13	No Opt. Call	BBB	301,890
350	4.000%, 1/01/14	No Opt. Call	BBB	359,205
505	4.000%, 1/01/15	No Opt. Call	BBB	526,695

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A:
125	3.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	Baa2	126,379
235	3.000%, 5/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa2	238,774
345	3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	356,709

1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A	1,310,829

	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding Series 2012:
170	2.000%, 11/01/12 – AGM Insured	No Opt. Call	AA–	170,682
360	2.000%, 11/01/13 – AGM Insured	No Opt. Call	AA–	366,498

	Westminster Economic Development Authority, Colorado Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012:
450	1.000%, 12/01/12 (WI/DD, Settling 8/15/12)	No Opt. Call	A	450,257
615	1.000%, 12/01/13 (WI/DD, Settling 8/15/12)	No Opt. Call	A	615,338
450	3.000%, 12/01/14 (WI/DD, Settling 8/15/12)	No Opt. Call	A	469,436
13,285	Total Colorado			14,098,151
	Connecticut – 1.2%

1,235	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Refunding Series 2011B, 1.250%, 9/01/28 (Mandatory put 9/03/13)	No Opt. Call	A	1,241,200

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
505	2.250%, 7/01/14	No Opt. Call	BBB	510,929
765	4.000%, 7/01/15	No Opt. Call	BBB	805,790

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
500	3.000%, 7/01/13 – AGM Insured	No Opt. Call	AA–	510,300
1,150	4.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,214,090
4,155	Total Connecticut			4,282,309
	Delaware – 0.8%

3,000	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 4.000%, 7/15/13	No Opt. Call	N/R	3,009,720

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.6%

	District of Columbia, Revenue Bonds, Gallaudet University, Series 2011:
$200	3.000%, 4/01/13	No Opt. Call	A+	$202,372
250	3.000%, 4/01/14	No Opt. Call	A+	256,543

1,740	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2009A, 5.000%, 4/01/14	No Opt. Call	A–	1,863,296
2,190	Total District of Columbia			2,322,211
	Florida – 8.2%

1,380	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,516,303

5,175	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+	5,677,441

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
120	3.000%, 6/01/13	No Opt. Call	A+	122,544
225	5.000%, 6/01/14	No Opt. Call	A+	241,682

650	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/14	No Opt. Call	A	689,819

3,000	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/16	No Opt. Call	A+	3,364,410

	Florida Higher Educational Facilities Financing Authority, Revenue and Revenue Refunding Bonds, University of Tampa Project, Series 2012A:
250	3.000%, 4/01/13	No Opt. Call	BBB+	253,243
300	4.000%, 4/01/14	No Opt. Call	BBB+	312,840
300	4.000%, 4/01/15	No Opt. Call	BBB+	317,571

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
220	4.000%, 4/01/15	No Opt. Call	BBB+	232,885
435	4.000%, 4/01/16	No Opt. Call	BBB+	465,250

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	AA	1,129,950

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	AA	2,317,480

500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 3.000%, 11/15/12	No Opt. Call	A2	503,590

180	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 4.000%, 10/01/13 (Alternative Minimum Tax)	No Opt. Call	A2	184,797

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA–	1,102,200

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 8/01/23 (Mandatory put 8/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	514,440

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
590	3.000%, 10/01/12	No Opt. Call	BBB	591,923
605	4.000%, 10/01/13	No Opt. Call	BBB	626,532
1,175	5.000%, 10/01/15	No Opt. Call	BBB	1,296,707
1,060	4.000%, 10/01/16	No Opt. Call	BBB	1,142,118

305	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2012, 4.000%, 10/01/15	No Opt. Call	BBB	326,240

225	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Water and Sewer Utility Service Area 3 & 4, Refunding Series 2011A, 1.250%, 9/01/12 – AGM Insured	No Opt. Call	AA–	225,137

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/12	No Opt. Call	AA	$2,003,640

1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2007, 5.000%, 10/01/12 – NPFG Insured	No Opt. Call	AA	1,007,680

	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA–	2,395,256
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA–	1,361,879
27,850	Total Florida			29,923,557
	Georgia – 2.1%

1,300	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/14	No Opt. Call	A+	1,377,792

1,300	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	1,311,570

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	BBB	3,324,256

330	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 4.000%, 10/01/14	No Opt. Call	Baa2	347,734

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A:
755	4.000%, 10/01/12	No Opt. Call	Baa2	758,941
585	4.000%, 10/01/14	No Opt. Call	Baa2	613,876
7,470	Total Georgia			7,734,169
	Hawaii – 0.4%

1,500	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	11/12 at 100.00	N/R	1,515,555
	Illinois – 4.7%

700	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2011A, 3.000%, 4/01/13	No Opt. Call	A+	709,485

4,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	A+	4,425,640

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	543,125

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A:
1,655	5.000%, 11/01/13	No Opt. Call	A2	1,731,924
1,105	5.000%, 11/01/14	No Opt. Call	A2	1,186,858

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (4)	10/12 at 15.64	N/R	56,730

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/14 (4)	8/12 at 100.00	N/R	156,086

305	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A	332,560

150	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A	165,671

290	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A	316,204

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
125	5.500%, 4/01/13 – AGM Insured	No Opt. Call	AA–	129,215
1,100	5.500%, 8/01/15 – SYNCORA GTY Insured	No Opt. Call	A	1,237,126

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A:
$300	2.000%, 1/01/13 – AGM Insured	No Opt. Call	Aa3	$301,449
320	2.000%, 1/01/15 – AGM Insured	No Opt. Call	Aa3	327,274

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
250	2.000%, 10/01/13	No Opt. Call	Baa1	251,463
200	3.000%, 10/01/16	No Opt. Call	Baa1	207,710

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,200	3.000%, 12/30/13 – AGM Insured	No Opt. Call	Aa3	1,230,840
1,145	4.000%, 12/30/14 – AGM Insured	No Opt. Call	Aa3	1,217,604
885	4.000%, 12/30/15 – AGM Insured	No Opt. Call	Aa3	958,570

790	Western Illinois University, Auxillary Facilities Revenue Bonds, Series 2012, 3.000%, 4/01/14	No Opt. Call	A	815,083

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA–	429,412
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA–	501,026
16,865	Total Illinois			17,231,055
	Indiana – 0.7%

990	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/12	No Opt. Call	BB+	989,109

1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Baptist Homes of Indiana, Series 2005, 5.000%, 11/15/13	No Opt. Call	A–	1,042,960

610	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/15	No Opt. Call	A3	635,455
2,600	Total Indiana			2,667,524
	Iowa – 3.6%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
100	3.000%, 6/15/13	No Opt. Call	A2	101,951
230	4.000%, 6/15/14	No Opt. Call	A2	242,473
500	4.000%, 6/15/15	No Opt. Call	A2	535,605

	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010:
1,150	5.000%, 7/01/16	No Opt. Call	A1	1,304,181
2,305	5.000%, 7/01/20	No Opt. Call	A1	2,715,613

1,315	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 3.000%, 10/01/14	No Opt. Call	Baa3	1,356,304

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–	226,068

	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1:
375	2.600%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A	381,574
2,000	3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A	2,066,560

3,900	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-1, 5.000%, 12/01/13	No Opt. Call	A1	4,103,424
12,095	Total Iowa			13,033,753
	Kansas – 1.7%

745	Dodge City, Kansas, General Obligation Bonds, Waterworks & Wastewater Utility Series 2012A, 2.000%, 9/01/13 (WI/DD, Settling 8/01/12)	No Opt. Call	A+	756,257

1,000	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 3.000%, 12/01/14	No Opt. Call	Baa1	1,034,540

1,150	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 4.000%, 9/01/12	No Opt. Call	A+	1,153,565

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15	No Opt. Call	AA–	$1,116,500

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14	No Opt. Call	AA–	1,091,900
1,000	5.000%, 11/15/16	No Opt. Call	AA–	1,147,660
5,895	Total Kansas			6,300,422
	Kentucky – 1.0%

3,000	Pikeville, Kentucky, Educational Facilities Revenue Bond, Pikeville College of Osteopathic Medicine, Bond Anticipation Notes, Series 2011, 4.000%, 5/01/13	No Opt. Call	N/R	3,068,460

750	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 4.000%, 3/01/13	No Opt. Call	A3	762,030
3,750	Total Kentucky			3,830,490
	Louisiana – 1.3%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
535	2.000%, 5/01/13 – AGM Insured	No Opt. Call	Aa3	540,548
305	2.000%, 5/01/14 – AGM Insured	No Opt. Call	Aa3	310,463
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa3	329,956
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	Aa3	330,725

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012:
260	2.000%, 6/01/13	No Opt. Call	A–	262,285
300	2.000%, 6/01/14	No Opt. Call	A–	304,095

1,050	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	1,154,559

1,350	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 4.000%, 12/01/15 (WI/DD, Settling 8/28/12)	No Opt. Call	A3	1,475,226
4,430	Total Louisiana			4,707,857
	Maryland – 0.1%

405	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Series 2012, 3.000%, 6/01/15	No Opt. Call	Baa3	416,547
	Massachusetts – 0.9%

600	Massachusetts Development Finance Agency, Revenue Bonds, Lasell College, Series 2011, 2.250%, 7/01/13	No Opt. Call	BBB	605,808

525	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14	No Opt. Call	N/R	345,755

2,035	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	2,179,526

325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 4.000%, 10/15/13	No Opt. Call	Baa1	333,970
3,485	Total Massachusetts			3,465,059
	Michigan – 3.9%

	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011:
675	2.500%, 5/01/14 – AGM Insured	No Opt. Call	Aa2	686,482
1,250	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2	1,291,925

	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A:
175	3.000%, 5/15/13	No Opt. Call	A2	177,683
430	4.000%, 5/15/15	No Opt. Call	A2	455,525

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$500	Lake Superior State University Board of Trustees, Michigan, General Revenue Refunding Bonds, Series 2012, 2.000%, 11/15/14 – AGM Insured	No Opt. Call	AA–	$507,230

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
250	5.000%, 6/01/14	No Opt. Call	A+	266,323
500	4.000%, 6/01/14	No Opt. Call	A+	523,165

2,030	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,343,960

4,455	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 2.000%, 5/01/13	No Opt. Call	AAA	4,489,838

225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	251,728

1,315	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.250%, 12/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,388,167

	Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, Refunding Series 2011:
610	2.000%, 5/01/13	No Opt. Call	AA–	615,148
1,120	3.000%, 5/01/14	No Opt. Call	AA–	1,154,182
13,535	Total Michigan			14,151,356
	Minnesota – 4.0%

325	Detroit Lakes, Minnesota, Housing and Health Facilities Revenue Bonds, Mankato Lutheran Home, Guaranteed by Ecumen Home Care Inc., Series 2004, 2.390%, 8/01/34	No Opt. Call	N/R	323,180

2,155	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 3.000%, 2/01/14	No Opt. Call	Aa2	2,241,028

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB	2,776,900

1,000	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003, 5.250%, 12/01/12	No Opt. Call	A3	1,016,140

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,749,850

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	1,463,347

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
910	5.500%, 5/01/16	No Opt. Call	N/R	970,087
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,146,781

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 3.000%, 10/01/13	No Opt. Call	Baa2	507,440

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A+	1,105,690

350	Wayzata, Minnesota, Senior HousingEnhanced Deposit Revenue Bonds, Folkestone Senior Living Community, Series 2012b, 4.875%, 5/01/19	5/14 at 100.00	N/R	354,060
13,640	Total Minnesota			14,654,503
	Mississippi – 1.0%

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 - AGC Insured	No Opt. Call	AA–	3,524,500
	Missouri – 2.5%

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
250	3.000%, 8/01/14	No Opt. Call	A	258,148
1,000	3.000%, 8/01/15	No Opt. Call	A	1,040,790

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011:
$250	2.500%, 2/15/13	No Opt. Call	BBB+	$251,220
360	2.750%, 2/15/14	No Opt. Call	BBB+	361,663

320	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–	353,619

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16	11/14 at 100.00	A–	2,111,183

150	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds – Dogwood Project, Series 2012A, 2.000%, 6/01/13	No Opt. Call	A–	151,164

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
460	3.000%, 10/01/12	No Opt. Call	BBB	461,546
475	3.000%, 10/01/13	No Opt. Call	BBB	485,065

200	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	A–	220,030

2,435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2011B, 5.000%, 7/01/14	No Opt. Call	A–	2,599,703

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	1,044,525
8,870	Total Missouri			9,338,656
	Montana – 0.6%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA	2,061,482
	Nebraska – 0.1%

250	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	275,935
	Nevada – 0.5%

1,865	Clark County, Nevada, Local Improvement Refunding Bonds, Special Improvement District 142 Mountain’s Edge, Series 2012, 2.000%, 8/01/13 (WI/DD, Settling 8/01/12)	No Opt. Call	BBB–	1,875,761
	New Jersey – 5.0%

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,000	5.000%, 7/01/14	No Opt. Call	BBB+	1,078,620
1,500	4.000%, 7/01/15	No Opt. Call	BBB+	1,620,240

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/13	No Opt. Call	BBB–	1,030,570

4,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB	4,284,760

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,292,040

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
975	3.000%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	AA	1,000,418
1,285	4.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	AA	1,359,337

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A+	3,760,951
16,860	Total New Jersey			18,426,936

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.6%

$2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	$2,153,894
	New York – 2.9%

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A:
325	3.000%, 6/01/13	No Opt. Call	Aa3	330,805
815	3.000%, 6/01/14	No Opt. Call	Aa3	840,583

830	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2012, 3.125%, 12/15/12 – AGC Insured	No Opt. Call	AA–	837,636

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	A–	2,036,820

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 3.000%, 5/01/13	No Opt. Call	BBB+	304,563

2,120	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 – AGM Insured	No Opt. Call	AA+	2,125,342

1,250	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012B, 2.500%, 9/01/42 (Mandatory put 3/01/16)	No Opt. Call	A3	1,282,725

1,265	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/13 – NPFG Insured	No Opt. Call	BBB+	1,313,272

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	BBB+	1,610,310
10,405	Total New York			10,682,056
	North Dakota – 1.0%

	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A:
225	2.500%, 7/01/13	No Opt. Call	A–	227,297
300	2.500%, 7/01/14	No Opt. Call	A–	302,946

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	AA–	3,262,741
3,565	Total North Dakota			3,792,984
	Ohio – 1.0%

785	Cleveland State University, Ohio, General Receipts Bonds, Series 2007A, 5.750%, 6/01/14 – FGIC Insured	No Opt. Call	A+	854,904

	Cleveland, Ohio, Airport System Revenue Bonds, Series 2011A:
560	3.000%, 1/01/13	No Opt. Call	A–	564,491
1,000	3.000%, 1/01/14	No Opt. Call	A–	1,024,140

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Refunding Bonds, Ohio Power Company Project, Series 2010A, 3.250%, 6/01/41 (Mandatory put 6/02/14)	No Opt. Call	Baa1	1,027,030
3,345	Total Ohio			3,470,565
	Oklahoma – 0.3%

1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	1,229,569
	Oregon – 0.9%

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	3,189,920
	Pennsylvania – 7.1%

1,000	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	1,109,600

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Refunding Series 2010B, 0.550%, 12/01/30 (Mandatory put 10/01/12)	No Opt. Call	BBB	$3,000,300

3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB	3,054,660

725	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 2.000%, 11/01/41 (Mandatory put 4/30/13)	11/12 at 100.00	A–	726,146

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
100	3.000%, 7/01/13	No Opt. Call	BBB+	101,108
100	3.000%, 7/01/14	No Opt. Call	BBB+	101,861
320	3.000%, 7/01/15	No Opt. Call	BBB+	327,693

2,510	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 3.000%, 12/01/13	No Opt. Call	A–	2,587,258

1,780	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Tenth Series 2011B, 4.000%, 7/01/13	No Opt. Call	BBB+	1,828,096

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2012, 5.000%, 4/15/14	No Opt. Call	A2	1,067,800

915	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011B, 3.000%, 9/01/13	No Opt. Call	AA	941,883

920	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 3.000%, 9/01/13	No Opt. Call	AA	947,030

500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2011A, 4.000%, 6/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	513,325

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A2	5,352,150

455	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A1	473,091

	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
250	2.250%, 12/01/13 – AGM Insured	No Opt. Call	AA–	253,433
540	3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA–	566,968

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,385	4.000%, 8/01/15	No Opt. Call	BBB+	1,439,721
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,515,989
24,940	Total Pennsylvania			25,908,112
	Puerto Rico – 1.1%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 4.000%, 10/01/14 (WI/DD, Settling 8/07/12)	No Opt. Call	A–	529,385

2,500	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project, Series 2011C, 3.000%, 12/15/26 (Mandatory put 12/15/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	2,517,975

500	Puerto Rico Municipal Finance Agency, Series 2005B, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	AA–	534,615

370	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/14 – NPFG Insured	No Opt. Call	Baa1	399,104
3,870	Total Puerto Rico			3,981,079

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.8%

$2,800	Rhode Island Health & Educational Building Corporation, Revenue Bonds, Lifespan Obligated Group, Series 2006A, 5.000%, 5/15/13	No Opt. Call	AA–	$2,892,232
	South Carolina – 0.6%

1,100	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 4.600%, 9/01/12	No Opt. Call	BBB	1,103,476

590	South Carolina JOBS Economic Development Authority, Economic Development Revenue, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB	604,868

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	546,800
2,190	Total South Carolina			2,255,144
	South Dakota – 0.6%

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	AA–	1,444,270

730	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 3.500%, 9/01/16	No Opt. Call	A	769,814
2,035	Total South Dakota			2,214,084
	Tennessee – 2.3%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A2	1,122,700

1,270	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,532,471

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
500	2.000%, 11/01/13	No Opt. Call	BBB+	506,650
1,000	2.000%, 11/01/14	No Opt. Call	BBB+	1,016,580
1,050	2.000%, 11/01/15	No Opt. Call	BBB+	1,063,241
1,000	3.000%, 11/01/16	No Opt. Call	BBB+	1,040,570

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	2,065,752
7,620	Total Tennessee			8,347,964
	Texas – 4.3%

3,000	BB&T Various States Municipal Trust Pool, Texas, Series 2011, 1.000%, 9/01/14	No Opt. Call	AA	2,999,310

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,142,320

1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BBB+	1,025,880

425	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2009, 3.000%, 4/01/14	No Opt. Call	A	439,586

1,100	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.000%, 9/01/13	No Opt. Call	A2	1,154,032

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,041,860

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–	2,120,328

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA–	1,543,204
1,070	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA–	1,182,361
1,355	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA–	1,558,386

295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Mirador Project, Temps 50, Series 2010B-2, 6.250%, 11/15/14	11/12 at 100.00	N/R	295,419

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$450	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, The Stayton at Museum Way Senior Living Center, Inc. Project, Temps 50, Series 2009C-2, 6.500%, 11/15/14	11/12 at 100.00	N/R	$450,599

1,000	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 2.000%, 8/15/13	No Opt. Call	A	1,008,618
15,125	Total Texas			15,961,903
	Virgin Islands – 0.3%

1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB+	1,172,759
	Virginia – 4.0%

1,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c, 5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–	1,053,890

7,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.300%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA	7,230,160

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	8/13 at 100.00	AA+	6,272,338
14,000	Total Virginia			14,556,388
	Washington – 1.1%

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	Aa3	1,127,520

	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012:
100	3.000%, 10/01/13	No Opt. Call	Baa1	101,858
150	3.000%, 10/01/14	No Opt. Call	Baa1	154,599
275	4.000%, 10/01/16	No Opt. Call	Baa1	295,532

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,225	5.000%, 7/01/13	No Opt. Call	Baa3	1,260,744
1,150	5.000%, 7/01/14	No Opt. Call	Baa3	1,207,533
3,900	Total Washington			4,147,786
	West Virginia – 0.3%

1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/14)	No Opt. Call	Baa2	1,006,240
	Wisconsin – 1.0%

130	Appleton, Wisconsin, Storm Water System Revenue Bonds, Series 2012, 2.000%, 4/01/14 (WI/DD, Settling 8/08/12)	No Opt. Call	Aa2	132,595

600	La Crosse, Wisconsin, General Obligation Bonds, Series 2012B, 2.000%, 12/01/13	No Opt. Call	AA	613,008

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A	1,121,370

765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 2.500%, 10/15/13	No Opt. Call	A+	781,853

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012:
130	2.500%, 8/15/12	No Opt. Call	BBB+	130,077
350	3.000%, 8/15/13	No Opt. Call	BBB+	356,515

425	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 2.500%, 8/15/13	No Opt. Call	A+	433,966
3,400	Total Wisconsin			3,569,384

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 0.3%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
$200	4.000%, 9/15/14	No Opt. Call	A3	$209,704
530	4.000%, 9/15/15	No Opt. Call	A3	562,911
300	4.000%, 9/15/16	No Opt. Call	A3	321,652
1,030	Total Wyoming			1,094,267
$313,890	Total Municipal Bonds (cost $322,235,100)			332,069,259

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 13.6%

	Money Market Funds – 2.2%

59,529	First American Treasury Obligations Fund, Class Z, 0.000% (5)			$59,529

7,881,395	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			7,881,395
7,940,924	Total Money Market Funds (cost $7,940,924)			7,940,924

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 11.4%

	Alaska – 0.5%

$1,825	Alaska Railroad Corporation, Capital Grants Receipts, Section 5307 & 5309, Variable Rate Demand Obligations, Series 2007, 5.000%, 8/01/12 (6)	No Opt. Call	A-2	$1,825,000
	Arizona – 1.5%

5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Variable Rate Demand Obligations, Friendship Retirement Corporation, Senior Lien, Series 1997, 0.280%, 1/01/27 (6)	11/12 at 100.00	A-1+	5,500,000
	California – 3.3%

3,805	California Municipal Finance Authority, Variable Rate Demand Obligations, Revenue Bonds, Goodwill Industries of Orange County, Series 2008, 0.230%, 10/01/33 (6)	10/12 at 100.00	F-1+	3,805,000

4,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Refunding Series 2010A, 0.650%, 8/01/23 (Mandatory put 11/01/12) (6)	No Opt. Call	A-2	4,000,000

4,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Refunding Series 2010B, 0.500%, 8/01/24 (Mandatory put 11/01/12) (6)	No Opt. Call	A-2	4,000,000

475	South Monterey County, California, High School District, Variable Rate Demand Obligations, Refunding Series 2012, 2.000%, 8/01/12 (6)	No Opt. Call	N/R	475,000
12,280	Total California			12,280,000
	Colorado – 0.6%

2,075	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligations, Series 2004, 0.280%, 7/01/34 (6)	11/12 at 100.00	A-1+	2,075,000
	Kentucky – 0.4%

1,500	Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Refunding 2010B, 0.450%, 4/01/31 – AGM Insured (6)	No Opt. Call	A-2	1,500,000
	New York – 1.8%

6,500	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Variable Rate Demand Obligations, Refunding Series 2012, 0.650%, 5/01/30 (Mandatory put 11/01/12) (6)	No Opt. Call	A-2	6,500,000

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 0.5%

$2,000	Cleveland-Cuyahoga County Port Authority, Ohio, Revenue Bonds, Carnegie/89th Garage and Service Center LLC Project, Variable Rate Demand Obligations, Series 2007, 0.170%, 1/01/37 (6)	12/12 at 100.00	A-1	$2,000,000
	Pennsylvania – 0.9%

3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Variable Rate Demand Obligations, Series 2001-14, 0.700%, 11/01/31 (Mandatory put 5/01/13) (6)	5/13 at 100.00	A-1	3,000,000

110	Philadelphia, Pennsylvania, Gas Works, General Revenue Bonds, Fourth Series, Variable Rate Demand Obligations, Series 2002, 5.000%, 8/01/12 (6)	No Opt. Call	Aa3	110,000
3,110	Total Pennsylvania			3,110,000
	South Dakota – 0.1%

325	South Dakota State Health and Educational Facilities Authories, Revenue Bonds, Variable Rate Demand Obligations, Refunding Series 2012A, 0.500%, 8/01/12 (6)	No Opt. Call	Aa2	325,000
	Texas – 1.6%

3,000	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Variable Rate Demand Obligations, Series 2006A, 0.280%, 11/15/29 (6)	10/12 at 100.00	A-1	3,000,000

3,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Variable Rate Demand Obligations, Series 2012, 0.650%, 1/01/26 (Mandatory put 11/01/12) (Alternative Minimum Tax) (6)	No Opt. Call	A-2	3,000,000
6,000	Total Texas			6,000,000
	West Virginia – 0.2%

875	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Variable Rate Demand Obligations, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (6)	No Opt. Call	BBB	875,000
$41,990	Total Municipal Bonds (cost $41,990,000)			41,990,000
	Total Short-Term Investments (cost $49,930,924)			49,930,924
	Total Investments (cost $372,166,024) – 104.1%			382,000,183
	Other Assets Less Liabilities – (4.1)%			(15,060,652)
	Net Assets – 100%			$366,939,531

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

14	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$332,069,259	$—	$332,069,259
Short-Term Investments:
Money Market Funds	7,940,924	—	—	7,940,924
Municipal Bonds	—	41,990,000	—	41,990,000
Total	$7,940,924	$374,059,259	$—	$382,000,183

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $372,166,024.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,589,135
Depreciation	(754,976)
Net unrealized appreciation (depreciation) of investments	$9,834,159

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	During July 2010, the original issue for this security (1,000,000 par, 5.100% coupon and May 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has a 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.100% coupon and May 15, 2014 maturity. During September 2011, the Adviser concluded this issue was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2012